Note 1 - Summary of Significant Accounting Policies (Details Textual)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 17, 2023 USD ($)	Mar. 16, 2023	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Number of Operating Segments		2			1		2
Operating Income (Loss)			$ (516,845)	$ (1,130,118)	$ (978,459)	$ (4,406,450)	$ (18,777,608)	$ (2,627,149)
Tellenger Working Capital			537,375		537,375		329,771
Deferred Acquisition Consideration, Current			0		0		1,415,098	0
Cash and Cash Equivalents, at Carrying Value			877,198		877,198		731,081	4,931,302
Retained Earnings (Accumulated Deficit), Total			(32,455,900)		(32,455,900)		(31,190,801)	(13,436,963)
Share-Based Payment Arrangement, Expense			$ 180,816	398,319	$ 557,146	$ 971,777	$ 1,967,927	1,868,897
Number of Reporting Units							2
Goodwill, Impairment Loss				$ 2,254,624			$ 6,460,168	0
Impairment, Long-Lived Asset, Held-for-Use, Total							$ 3,762,915	$ 0
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Prime Contracts with U.S. Government Agencies [Member]
Concentration Risk, Percentage			8.30%	11.40%	9.10%	28.60%	31.30%	31.70%
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Subcontracts under Federal Procurements [Member]
Concentration Risk, Percentage			90.60%	82.80%	89.30%	67.80%	65.40%	66.40%
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Commercial Contracts [Member]
Concentration Risk, Percentage							3.30%	1.90%
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Subcontracts under Federal Procurements, Contract One [Member]
Concentration Risk, Percentage			29.30%	30.90%	30.30%	27.40%	26.00%	33.20%
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Subcontracts under Federal Procurements, Contract Two [Member]
Concentration Risk, Percentage			19.90%	21.30%	21.10%	16.50%	15.80%	10.00%
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Subcontracts under Federal Procurements, Contract Three [Member]
Concentration Risk, Percentage			18.60%	13.00%	16.60%	10.50%	10.30%	9.60%
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Multiple Subcontracts [Member]
Concentration Risk, Percentage			56.60%	49.90%	54.50%	41.40%	39.90%	28.70%
Number of Major Contracts			1	1	1	1	1	1
Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Suppliers						1	1
Supplier Concentration Risk [Member] | Revenue Benchmark [Member] | One Supplier [Member]
Concentration Risk, Percentage							22.30%	29.30%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Prime Contracts with U.S. Government Agencies [Member]
Concentration Risk, Percentage							26.50%
Number of Major Customers						2	1
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Subcontracts under Federal Procurements, Contract One [Member]
Concentration Risk, Percentage					42.20%		25.80%	52.60%
Number of Major Customers							1
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Multiple Subcontracts [Member]
Concentration Risk, Percentage					69.80%		39.20%	72.20%
Number of Major Customers					1		1	1
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Subcontracts under Federal Procurements [Member]
Concentration Risk, Percentage						66.80%
Number of Major Customers					2	1		2
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Subcontracts under Federal Procurements, Contract Two [Member]
Concentration Risk, Percentage					17.20%			19.60%
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)							5 years
Off-the-Shelf Software [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)							3 years
Computer Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)							3 years
GMI Subsidiary [Member] | Subsequent Event [Member]
Proceeds from Divestiture of Businesses and Interests in Affiliates, Total	$ 935,000
Revolving Credit Facility [Member] | Summit Community Bank Second Line[Member]
Line of Credit Facility, Remaining Borrowing Capacity			$ 0	$ 1,000,000	$ 0	$ 1,000,000	$ 575,000
Blockchain SCM Segment [Member]
Operating Income (Loss)							(13,358,651)
Asset Impairment Charges, Total							10,223,083
Share-Based Payment Arrangement, Expense							691,472
Goodwill, Impairment Loss							6,460,168
Impairment, Long-Lived Asset, Held-for-Use, Total							$ 3,762,915